CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	¥ 869,050	¥ 761,306	¥ 697,396
Cost of sales and services rendered	(275,948)	(258,567)	(234,522)
Gross profit	593,102	502,739	462,874
Selling expenses	(413,068)	(333,526)	(300,362)
General and administrative expenses	(196,329)	(115,485)	(92,836)
Finance income	388	322	868
Finance costs	(24,293)	(9,244)	(6,581)
Other gains, net	18,669	12,118	9,334
Fair value (loss)/gain of convertible redeemable preferred shares	136,656	(226,248)	(85,461)
Fair value loss of convertible note	(5,193)	(9,152)	(1,283)
Fair value (loss)/gain of exchangeable note liabilities	45,274	(56,925)	(38,307)
Fair value (loss)/gain of derivative financial instrument	301	(301)
Goodwill impairment	(1,405)
Share of (losses)/profits of investments accounted for using the equity method	(1,738)	1,730	(1,415)
(Loss)/profit before income tax	152,364	(233,972)	(53,169)
Income tax expense	(14,036)	(18,508)	(19,260)
(Loss)/profit for the year	138,328	(252,480)	(72,429)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	672	1,088	(215)
Total other comprehensive (loss)/income for the year, net of tax	672	1,088	(215)
Total comprehensive (loss)/income for the year	139,000	(251,392)	(72,644)
(Loss)/profit attributable to:
Owners of the Company	136,309	(255,237)	(76,675)
Noncontrolling interests	2,019	2,757	4,246
(Loss)/profit for the year	¥ 138,328	¥ (252,480)	¥ (72,429)
(Loss)/earnings per share for (loss)/profit attributable to owners of the company (in RMB per share)
Basic	¥ 2.96	¥ (6.22)	¥ (1.87)
Diluted	¥ (0.78)	¥ (6.22)	¥ (1.87)
Total comprehensive (loss)/income attributable to:
Owners of the Company	¥ 136,981	¥ (254,149)	¥ (76,890)
Non-controlling interests	2,019	2,757	4,246
Total comprehensive (loss)/income for the year	¥ 139,000	¥ (251,392)	¥ (72,644)